Summary of Significant Accounting Policies - Revenue recognition (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Lease term	4 years
Contingent lease payments	$ 0
Term of payments after the shipment or delivery of the product	30 days
Evolv Technologies Holdings, Inc.
Lease term		4 years
Contingent lease payments		$ 0
Term of payments after the shipment or delivery of the product		30 days